Gross and Net Unrealized Gains and Losses by Long and Short Positions (Detail) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	$ (1,300,066)		$ 1,167,665		$ 7,995,114
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(453,936)		434,088		2,617,108
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(846,130)		733,577		5,378,006
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	24,941		129,011		667,586
Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	18,496		42,323		223,443
Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	6,445		86,688		444,143
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(461,524)		435,984		2,507,844
Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(174,677)		168,369		824,893
Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(286,847)		267,615		1,682,951
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	324,132		32,139		444,655
Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	119,436		9,382		146,800
Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	204,696		22,757		297,855
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(35,230)		96,397		900,409
Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(16,229)		37,179		289,469
Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(19,001)		59,218		610,940
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(990,017)		143,515		476,461
Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(327,493)		58,612		148,761
Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(662,524)		84,903		327,700
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	76,698		266,813		2,065,093
Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	30,475		98,243		694,743
Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	46,223		168,570		1,370,350
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(14,793)		42,726		592,906
Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(20,825)		11,700		179,379
Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	6,032		31,026		413,527
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(224,273)		21,080		340,160
Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(83,119)		8,280		109,620
Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(141,154)		12,800		230,540
Long Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,783,785		462,060		9,977,689
Gains percentage of net assets	4.10%		0.60%		10.70%
Losses	(1,831,087)		(402,244)		(555,888)
Loss percentage of net assets	(4.20%)		(0.60%)		(0.60%)
Long Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	657,495		175,936		3,243,270
Gains percentage of net assets	3.20%		0.50%		8.40%
Losses	(636,907)		(150,723)		(186,181)
Loss percentage of net assets	(3.10%)		(0.50%)		(0.40%)
Long Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,126,290		286,124		6,734,419
Gains percentage of net assets	4.90%		0.90%		12.10%
Losses	(1,194,180)		(251,521)		(369,707)
Loss percentage of net assets	(5.30%)		(0.80%)		(0.60%)
Long Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	168,991		17,051		738,372
Gains percentage of net assets	0.40%		0.00%	[1]	0.80%
Losses	(85,097)		(72,108)		(54,386)
Loss percentage of net assets	(0.20%)		(0.10%)		(0.10%)
Long Position | Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	63,744		7,369		239,419
Gains percentage of net assets	0.30%		0.00%	[1]	0.60%
Losses	(27,310)		(24,481)		(21,762)
Loss percentage of net assets	(0.10%)		(0.10%)		0.00%	[1]
Long Position | Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	105,247		9,682		498,953
Gains percentage of net assets	0.50%				0.90%
Losses	(57,787)		(47,627)		(32,624)
Loss percentage of net assets	(0.30%)		(0.10%)		(0.10%)
Long Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	130,176		197,746		2,396,944
Gains percentage of net assets	0.30%		0.30%		2.60%
Losses	(626,149)		(6,098)		(3,962)
Loss percentage of net assets	(1.40%)		0.00%	[1]	0.00%	[1]
Long Position | Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	49,588		77,234		787,461
Gains percentage of net assets	0.20%		0.20%		2.00%
Losses	(237,646)		(2,408)		(1,324)
Loss percentage of net assets	(1.10%)		0.00%	[1]	0.00%	[1]
Long Position | Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	80,588		120,512		1,609,483
Gains percentage of net assets	0.40%		0.40%		2.90%
Losses	(388,503)		(3,690)		(2,638)
Loss percentage of net assets	(1.70%)				0.00%	[1]
Long Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	368,315		130,897		560,237
Gains percentage of net assets	0.80%		0.10%		0.60%
Losses	(27,868)		(98,758)		(31,749)
Loss percentage of net assets	(0.10%)		(0.20%)		0.00%	[1]
Long Position | Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	137,210		47,673		189,781
Gains percentage of net assets	0.70%		0.10%		0.50%
Losses	(11,243)		(38,291)		(10,306)
Loss percentage of net assets	(0.10%)		(0.10%)		0.00%	[1]
Long Position | Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	231,105		83,224		370,456
Gains percentage of net assets	1.00%		0.30%		0.60%
Losses	(16,625)		(60,467)		(21,443)
Loss percentage of net assets	(0.10%)		(0.20%)		0.00%	[1]
Long Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	70,500		66,564		902,002
Gains percentage of net assets	0.20%		0.10%		1.00%
Losses			(5,688)		(1,593)
Loss percentage of net assets			0.00%	[1]	0.00%	[1]
Long Position | Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	21,000		25,776		290,036
Gains percentage of net assets	0.10%		0.10%		0.80%
Losses			(1,563)		(567)
Loss percentage of net assets			0.00%	[1]	0.00%	[1]
Long Position | Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	49,500		40,788		611,966
Gains percentage of net assets	0.20%		0.10%		1.10%
Losses			(4,125)		(1,026)
Loss percentage of net assets					0.00%	[1]
Long Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	64,415		49,517		762,166
Gains percentage of net assets	0.10%		0.10%		0.80%
Losses	(1,053,729)		(4,144)		(339,028)
Loss percentage of net assets	(2.40%)		0.00%	[1]	(0.40%)
Long Position | Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	22,990		17,854		236,418
Gains percentage of net assets	0.10%		0.10%		0.60%
Losses	(349,819)		(1,435)		(110,787)
Loss percentage of net assets	(1.70%)		0.00%	[1]	(0.30%)
Long Position | Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	41,425		31,663		525,748
Gains percentage of net assets	0.20%		0.10%		0.90%
Losses	(703,910)		(2,709)		(228,241)
Loss percentage of net assets	(3.10%)				(0.40%)
Long Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	686,160				3,486,182
Gains percentage of net assets	1.60%				3.70%
Losses	(2,475)		(79,729)		(28,851)
Loss percentage of net assets	0.00%	[1]	(0.10%)		0.00%	[1]
Long Position | Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	265,000				1,148,734
Gains percentage of net assets	1.30%				3.00%
Losses			(28,975)		(9,803)
Loss percentage of net assets			(0.10%)		0.00%	[1]
Long Position | Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	421,160				2,337,448
Gains percentage of net assets	1.80%				4.30%
Losses	(2,475)		(50,754)		(19,048)
Loss percentage of net assets	0.00%	[1]	(0.20%)		0.00%	[1]
Long Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	178,396		285		791,456
Gains percentage of net assets	0.40%		0.00%	[1]	0.90%
Losses	(35,769)		(135,719)		(96,149)
Loss percentage of net assets	(0.10%)		(0.20%)		(0.10%)
Long Position | Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	53,344		30		241,741
Gains percentage of net assets	0.30%		0.00%	[1]	0.60%
Losses	(10,889)		(53,570)		(31,572)
Loss percentage of net assets	(0.10%)		(0.20%)		(0.10%)
Long Position | Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	125,052		255		549,715
Gains percentage of net assets	0.50%				1.00%
Losses	(24,880)		(82,149)		(64,577)
Loss percentage of net assets	(0.10%)		(0.30%)		(0.10%)
Long Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains	116,832				340,330
Gains percentage of net assets	0.30%				0.40%
Losses					(170)
Loss percentage of net assets					0.00%	[1]
Long Position | Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	44,619				109,680
Gains percentage of net assets	0.20%				0.30%
Losses					(60)
Loss percentage of net assets					0.00%	[1]
Long Position | Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	72,213				230,650
Gains percentage of net assets	0.30%				0.40%
Losses					(110)
Loss percentage of net assets					0.00%	[1]
Short Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	118,283		1,698,837		410,315
Gains percentage of net assets	0.30%		2.70%		0.40%
Losses	(1,371,047)		(590,988)		(1,837,002)
Loss percentage of net assets	(3.20%)		(0.90%)		(2.00%)
Short Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	44,755		630,379		137,476
Gains percentage of net assets	0.20%		1.80%		0.40%
Losses	(519,279)		(221,504)		(577,457)
Loss percentage of net assets	(2.40%)		(0.60%)		(1.60%)
Short Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	73,528		1,068,458		272,839
Gains percentage of net assets	0.30%		3.20%		0.50%
Losses	(851,768)		(369,484)		(1,259,545)
Loss percentage of net assets	(3.60%)		(1.20%)		(2.20%)
Short Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	30,671		354,960		127,483
Gains percentage of net assets	0.10%		0.60%		0.10%
Losses	(89,624)		(170,892)		(143,883)
Loss percentage of net assets	(0.20%)		(0.30%)		(0.20%)
Short Position | Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	11,150		122,265		41,299
Gains percentage of net assets	0.10%		0.40%		0.10%
Losses	(29,088)		(62,830)		(35,513)
Loss percentage of net assets	(0.20%)		(0.20%)		(0.10%)
Short Position | Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	19,521		232,695		86,184
Gains percentage of net assets	0.10%		0.70%		0.20%
Losses	(60,536)		(108,062)		(108,370)
Loss percentage of net assets	(0.30%)		(0.40%)		(0.20%)
Short Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	38,998		260,294		191,700
Gains percentage of net assets	0.10%		0.40%		0.20%
Losses	(4,549)		(15,958)		(76,838)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]	(0.10%)
Short Position | Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	15,110		98,600		63,900
Gains percentage of net assets	0.10%		0.30%		0.20%
Losses	(1,729)		(5,057)		(25,144)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]	(0.10%)
Short Position | Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	23,888		161,694		127,800
Gains percentage of net assets	0.10%		0.50%		0.20%
Losses	(2,820)		(10,901)		(51,694)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]	(0.10%)
Short Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains					29,494
Gains percentage of net assets					0.00%	[1]
Losses	(16,315)				(113,327)
Loss percentage of net assets	0.00%	[1]			(0.10%)
Short Position | Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains					5,112
Gains percentage of net assets					0.00%	[1]
Losses	(6,531)				(37,787)
Loss percentage of net assets	0.00%	[1]			(0.10%)
Short Position | Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains					24,382
Gains percentage of net assets					0.00%	[1]
Losses	(9,784)				(75,540)
Loss percentage of net assets	0.00%	[1]			(0.10%)
Short Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	33,433		216,359
Gains percentage of net assets	0.10%		0.30%
Losses	(139,163)		(180,838)
Loss percentage of net assets	(0.30%)		(0.30%)
Short Position | Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	11,425		79,767
Gains percentage of net assets			0.20%
Losses	(48,654)		(66,801)
Loss percentage of net assets	(0.20%)		(0.20%)
Short Position | Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	22,008		136,592
Gains percentage of net assets	0.10%		0.40%
Losses	(90,509)		(114,037)
Loss percentage of net assets	(0.40%)		(0.40%)
Short Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			188,120		61,638
Gains percentage of net assets			0.30%		0.10%
Losses	(703)		(89,978)		(8,315)
Loss percentage of net assets	0.00%	[1]	(0.10%)		0.00%	[1]
Short Position | Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			75,259		27,165
Gains percentage of net assets			0.20%		0.10%
Losses	(664)		(33,066)		(4,035)
Loss percentage of net assets	0.00%	[1]	(0.10%)		0.00%	[1]
Short Position | Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains			112,861		34,473
Gains percentage of net assets			0.40%		0.10%
Losses	(39)		(56,912)		(4,280)
Loss percentage of net assets	0.00%	[1]	(0.20%)		0.00%	[1]
Short Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains			452,224
Gains percentage of net assets			0.70%
Losses	(606,987)		(105,682)		(1,392,238)
Loss percentage of net assets	(1.40%)		(0.20%)		(1.50%)
Short Position | Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			167,018
Gains percentage of net assets			0.50%
Losses	(234,525)		(39,800)		(444,188)
Loss percentage of net assets	(1.10%)		(0.10%)		(1.20%)
Short Position | Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains			285,206
Gains percentage of net assets			0.90%
Losses	(372,462)		(65,882)		(948,050)
Loss percentage of net assets	(1.60%)		(0.20%)		(1.70%)
Short Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains			183,020
Gains percentage of net assets			0.30%
Losses	(157,420)		(4,860)		(102,401)
Loss percentage of net assets	(0.40%)		0.00%	[1]	(0.10%)
Short Position | Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			70,100
Gains percentage of net assets			0.20%
Losses	(63,280)		(4,860)		(30,790)
Loss percentage of net assets	(0.30%)		0.00%	[1]	(0.10%)
Short Position | Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains			112,920
Gains percentage of net assets			0.30%
Losses	(94,140)				(71,611)
Loss percentage of net assets	(0.40%)				(0.10%)
Short Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains	15,181		43,860
Gains percentage of net assets	0.00%	[1]	0.10%
Losses	(356,286)		(22,780)
Loss percentage of net assets	(0.80%)		0.00%	[1]
Short Position | Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	7,070		17,370
Gains percentage of net assets			0.00%	[1]
Losses	(134,808)		(9,090)
Loss percentage of net assets	(0.60%)		0.00%	[1]
Short Position | Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	8,111		26,490
Gains percentage of net assets	0.00%	[1]	0.00%	[1]
Losses	$ (221,478)		$ (13,690)
Loss percentage of net assets	(0.90%)		0.00%	[1]

[1]	Due to rounding